Earnings Per Share	12 Months Ended
Dec. 31, 2012
Earnings Per Share
12.	EARNINGS PER SHARE

Basic earnings per share and diluted earnings per share have been calculated for the years ended December 31, 2010, 2011 and 2012 as follows:

	2010	2011	2012
	RMB	RMB	RMB
	(in thousands, except share and per share data)
Numerator:
Net income	234,661	386,508	470,106

Denominator:
Denominator for basic earnings per share — weighted average common shares outstanding	55,485,256	56,754,240	57,510,591
Effect of dilutive share options	1,329,247	2,313,184	1,864,532

Denominator for diluted earnings per share	56,814,503	59,067,424	59,375,123

Basic earnings per share	4.23	6.81	8.17

Diluted earnings per share	4.13	6.54	7.92

The Company excluded outstanding share options of 1,341,778 in 2010, 1,294,660 in 2011 and 2,520,002 in 2012 from the calculation of diluted earnings per common share because the exercise prices of these share options were greater than or equal to the average market value of the common shares. These options could be included in the calculation in the future if the average market value of the common shares increases and is greater than the exercise price of these options.